Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
Schedule of Vesting in Employer Contributions	Vesting in Employer contributions is based upon years of service according to the following schedule:

Vesting
Years of service	percentage
Less than one year	—%
One, but less than two	20%
Two, but less than three	40%
Three, but less than four	60%
Four, but less than five	80%
Five or more	100%